PREPAID EQUIPMENT COST (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Elec-Tech [Member] USD ($) item	Dec. 31, 2013 Elec-Tech [Member] USD ($) item	Dec. 31, 2014 Elec-Tech [Member] Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Elec-Tech [Member] Additional Paid-in Capital [Member] USD ($)	May 12, 2013 Elec-Tech [Member] GreatView Media [Member] USD ($)	May 12, 2013 Elec-Tech [Member] GreatView Media [Member] CNY
Schedule Of Prepaid Equipment Cost [Line Items]
Investment commitment								$ 104,000	640,000
Equity interest - related party								21.27%	21.27%
Capital contribution from non-controlling interests	11,241	59,438		68,458	57,217	67,015	56,113
Prepaid equipment costs	11,224	56,996		58,182	49,415
Property and equipment, net	$ 50,329	$ 36,084		$ 12,680
Number of LED screens sets purchased				1,200	1,000